Schedule III - Real Estate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule III - Real Estate Assets and Accumulated Depreciation [Abstract]
Balance at January 1	$ 216,642,985	$ 117,727,401
Additions/improvements	63,350,959	99,521,906
Reduction - impairments		(606,322)
Balance at December 31	$ 279,993,944	$ 216,642,985